UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

1-800-343-8959
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2012

Item 1. Reports to Stockholders.

THE MERGER FUND VL

SEMI-ANNUAL REPORT

JUNE 30, 2012

Chart 1	Chart 2

PORTFOLIO COMPOSITION	PORTFOLIO COMPOSITION
By Type of Deal*	By Type of Buyer*

Chart 3

PORTFOLIO COMPOSITION
By Deal Terms*

* Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2012.

Chart 4

PORTFOLIO COMPOSITION
By Sector*

Chart 5

PORTFOLIO COMPOSITION
By Region*

* Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chart 6

GLOBAL MERGER ACTIVITY

Quarterly volume of announced global mergers
and acquisitions January 2002 – June 2012

Source: Bloomberg, Global Financial Advisory Mergers & Acquisitions Rankings First Six-Months 2012

The Merger Fund VL
EXPENSE EXAMPLE
June 30, 2012
(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The Fund is not charged any transaction related fees by the Adviser. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 for the period 1/1/12 – 6/30/12.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 1/1/12	Value 6/30/12	Period 1/1/12 – 6/30/12*
Actual+ (1)	$1,000.00	$1,001.90	$10.85
Hypothetical ++ (2)	$1,000.00	$1,014.02	$10.92

+	Excluding dividends on securities sold short, borrowing expense on securities sold short and interest expense, your actual cost of investment in the Fund would be $6.97.
++	Excluding dividends on securities sold short, borrowing expense on securities sold short and interest expense, your hypothetical cost of investment in the Fund would be $7.02.
(1)	Ending account values and expenses paid during the period based on a 0.19% return. This actual return is net of expenses.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*	Expenses are equal to the Fund’s annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
June 30, 2012
(Unaudited)

Shares		Value
COMMON STOCKS — 73.61%
	AEROSPACE & DEFENSE — 7.74%
8,207	Goodrich Corporation (g)	$1,041,468

	AGRICULTURAL PRODUCTS — 4.03%
34,200	Viterra, Inc. (b)(g)	542,511

	ALTERNATIVE CARRIERS — 1.09%
1,700	AboveNet, Inc. (a)(f)	142,800
300	Hughes Telematics, Inc. (a)	3,585
		146,385
	APPAREL RETAIL — 1.75%
6,250	Collective Brands, Inc. (a)(e)	133,875
3,700	The Gap, Inc. (f)	101,232
		235,107
	BIOTECHNOLOGY — 1.05%
5,000	Amylin Pharmaceuticals, Inc. (a)(f)	141,150

	BREWERS — 0.56%
1,800	Molson Coors Brewing Company (e)	74,898

	BROADCASTING & CABLE TV — 1.62%
1,400	Astral Media, Inc. (b)	67,161
1,100	CC Media Holdings, Inc. (a)	6,490
8,100	Liberty Media Corp. (a)(f)	144,099
		217,750
	CABLE & SATELLITE TV — 2.15%
3,100	Comcast Corporation Special Class A (e)	97,340
9,800	Knology, Inc. (a)(h)	192,766
		290,106
	DISTILLERS & VINTNERS — 0.88%
4,400	Constellation Brands, Inc. (a)(f)	119,064

	DIVERSIFIED CHEMICALS — 4.68%
7,442	Huntsman Corporation (f)	96,299
19,010	Solutia, Inc. (g)	533,231
		629,530
	DIVERSIFIED METALS & MINING — 0.01%
1,276	Pilot Gold, Inc. (a)(b)	1,380

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Shares		Value
	ELECTRIC UTILITIES — 3.34%
3,442	Exelon Corporation (f)	$129,488
5,320	Progress Energy, Inc. (g)	320,104
		449,592
	ELECTRICAL COMPONENTS & EQUIPMENT — 4.17%
8,225	Cooper Industries PLC (b)(h)	560,780

	GOLD — 0.05%
1,800	Extorre Gold Mines Ltd. (a)(b)	7,443

	HEALTH CARE EQUIPMENT — 2.50%
4,100	Gen-Probe, Inc. (a)	337,020

	HEALTH CARE SERVICES — 2.71%
3,900	Catalyst Health Solutions, Inc. (a)(h)	364,416

	INDUSTRIAL CONGLOMERATES — 0.98%
2,500	Tyco International Ltd. (b)(f)	132,125

	INTEGRATED OIL & GAS — 2.33%
6,100	BP PLC — ADR (f)	247,294
1,200	ConocoPhillips (f)	67,056
		314,350
	INTEGRATED TELECOMMUNICATION SERVICES — 4.23%
4,875	AT&T, Inc. (f)	173,842
5,200	CenturyLink, Inc. (f)	205,348
1,950	TELUS Corporation (non-voting) (b)	114,096
1,700	Verizon Communications, Inc. (h)	75,548
		568,834
	INTERNET SOFTWARE & SERVICES — 3.01%
4,475	Tudou Holdings Ltd. — ADR (a)	150,002
16,100	Yahoo! Inc. (a)(f)	254,863
		404,865
	LIFE SCIENCES TOOLS & SERVICES — 1.20%
4,000	Illumina, Inc. (a)	161,560

	MANAGED HEALTH CARE — 0.46%
1,600	Aetna, Inc. (f)	62,032

	MOVIES & ENTERTAINMENT — 0.65%
3,900	News Corporation Class A (f)	86,931

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Shares		Value
	MULTI-LINE INSURANCE — 2.40%
7,500	American International Group, Inc. (a)(f)	$240,675
4,700	Hartford Financial Services Group, Inc. (f)	82,861
		323,536
	OIL & GAS EXPLORATION & PRODUCTION — 0.51%
4,141	EXCO Resources, Inc. (f)	31,430
1,900	Progress Energy Resources Corp. (b)(h)	37,455
		68,885
	OIL & GAS REFINING & MARKETING — 2.29%
6,500	Sunoco, Inc. (f)	308,750

	OIL & GAS STORAGE & TRANSPORTATION — 0.21%
1,000	Williams Companies, Inc. (f)	28,820

	PACKAGED FOODS & MEATS — 2.53%
12,100	D.E. Master Blenders 1753 NV (a)(b)	136,435
2,420	Hillshire Brands Company (f)	70,156
3,500	Kraft Foods, Inc. (f)	135,170
		341,761
	PERSONAL PRODUCTS — 0.42%
700	Mead Johnson Nutrition Co. (f)	56,357

	PHARMACEUTICALS — 2.88%
1,000	Abbott Laboratories (f)	64,470
700	Eli Lilly & Company (h)	30,037
400	Johnson & Johnson (f)	27,024
6,600	Pfizer, Inc. (f)	151,800
6,400	Warner Chilcott PLC — ADR (a)(f)	114,688
		388,019
	REGIONAL BANKS — 1.12%
19,500	KeyCorp (f)	150,930

	SECURITY & ALARM SERVICES — 0.42%
1,900	Corrections Corporation of America (a)	55,955

	SEMICONDUCTOR EQUIPMENT — 1.57%
5,612	Lam Research Corporation (a)(f)	211,797

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Shares		Value
	SPECIALIZED FINANCE — 1.93%
3,758	NYSE Euronext (f)	$96,130
3,596	TMX Group, Inc. (b)(h)	163,888
		260,018
	SYSTEMS SOFTWARE — 3.69%
11,110	Ariba, Inc. (a)	497,284

	TRUCKING — 2.45%
4,070	Dollar Thrifty Automotive Group, Inc. (a)(f)	329,507

	TOTAL COMMON STOCKS (COST $9,884,493)	9,910,916
WARRANTS — 0.00%
668	Kinross Gold Corporation (a)(b)	262

	TOTAL WARRANTS (COST $2,560)	262

Principal Amount

CONVERTIBLE BONDS — 0.09%
	Patriot Coal Corp.
$44,000	3.250%, 5/31/2013 (i)	12,100

	TOTAL CONVERTIBLE BONDS (COST $42,805)	12,100

CORPORATE BONDS — 5.72%
	Level 3 Financing, Inc.
214,000	8.750%, 2/15/2017 (e)	223,630
	McJunkin Red Man Corp.
240,000	9.500%, 12/15/2016 (e)	260,400
	PHH Corp.
143,000	7.125%, 3/1/2013 (e)	146,575
	Rite Aid Corp.
127,000	10.375%, 7/15/2016 (e)	135,017

	TOTAL CORPORATE BONDS (COST $761,097)	765,622

Contracts (100 shares per contract)

PURCHASED PUT OPTIONS — 0.64%
	Abbott Laboratories
10	Expiration: August 2012, Exercise Price: $55.00	90
	Aetna, Inc.
16	Expiration: July 2012, Exercise Price: $37.00	848

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
	American International Group, Inc.
75	Expiration: August 2012, Exercise Price: $25.00	$1,275
	Amylin Pharmaceuticals, Inc.
50	Expiration: July 2012, Exercise Price: $23.00	2,850
	BP PLC — ADR
15	Expiration: July 2012, Exercise Price: $37.00	240
21	Expiration: July 2012, Exercise Price: $39.00	882
15	Expiration: July 2012, Exercise Price: $40.00	1,065
	CenturyLink, Inc.
4	Expiration: July 2012, Exercise Price: $32.00	10
23	Expiration: July 2012, Exercise Price: $33.00	58
1	Expiration: October 2012, Exercise Price: $31.00	20
	ConocoPhillips
12	Expiration: August 2012, Exercise Price: $45.00	204
	Constellation Brands, Inc.
44	Expiration: August 2012, Exercise Price: $17.50	88
	Corrections Corporation of America
19	Expiration: September 2012, Exercise Price: $22.50	808
	Eli Lilly & Company
7	Expiration: August 2012, Exercise Price: $36.00	49
	The Gap, Inc.
37	Expiration: September 2012, Exercise Price: $21.00	740
	Hartford Financial Services Group, Inc.
47	Expiration: September 2012, Exercise Price: $13.00	823
	Hillshire Brands Company
112	Expiration: October 2012, Exercise Price: $16.00 (d)	627
	Huntsman Corporation
23	Expiration: August 2012, Exercise Price: $11.00	690
	Johnson & Johnson
4	Expiration: August 2012, Exercise Price: $60.00	16
	KeyCorp
121	Expiration: September 2012, Exercise Price: $5.00	605
	Kraft Foods, Inc.
30	Expiration: September 2012, Exercise Price: $32.00	360
	Lam Research Corporation
56	Expiration: September 2012, Exercise Price: $30.00	2,380
	Liberty Interactive Corp.
79	Expiration: July 2012, Exercise Price: $14.00	987
2	Expiration: July 2012, Exercise Price: $15.00	15

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
	Materials Select Sector SPDR Trust
6	Expiration: September 2012, Exercise Price: $37.00	$1,593
	Mead Johnson Nutrition Co.
7	Expiration: August 2012, Exercise Price: $65.00	291
	Molson Coors Brewing Company
18	Expiration: July 2012, Exercise Price: $35.00	90
	Molycorp, Inc.
15	Expiration: September 2012, Exercise Price: $40.00	28,350
	News Corporation Class A
13	Expiration: October 2012, Exercise Price: $16.00	130
14	Expiration: October 2012, Exercise Price: $17.00	210
12	Expiration: October 2012, Exercise Price: $18.00	300
	NYSE Euronext
37	Expiration: September 2012, Exercise Price: $18.00	462
	Pfizer, Inc.
66	Expiration: July 2012, Exercise Price: $17.00	66
	SPDR S&P 500 ETF Trust
20	Expiration: August 2012, Exercise Price: $134.00	4,640
	Tyco International Ltd.
25	Expiration: July 2012, Exercise Price: $47.00	237
	Warner Chilcott PLC — ADR
22	Expiration: July 2012, Exercise Price: $16.00	880
43	Expiration: October 2012, Exercise Price: $15.00	5,375
	Williams Companies, Inc.
10	Expiration: August 2012, Exercise Price: $25.00	260
	Yahoo! Inc.
43	Expiration: July 2012, Exercise Price: $12.00	22
13	Expiration: July 2012, Exercise Price: $13.00	6
86	Expiration: October 2012, Exercise Price: $12.00	946
	Youku, Inc. — ADR
14	Expiration: September 2012, Exercise Price: $40.00	26,110
	TOTAL PURCHASED PUT OPTIONS (COST $109,482)	85,698

Principal Amount
ESCROW NOTES — 0.01%

$1,700	Delphi Financial Class Action Trust Escrow (a)(d)	1,190
	Washington Mutual, Inc.
410,000	5.250%, 9/15/2017 (a)(d)	3,546
	TOTAL ESCROW NOTES (COST $0)	4,736

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF INVESTMENTS (continued)
June 30, 2012
(Unaudited)

Shares		Value
SHORT-TERM INVESTMENTS — 18.70%
262,182	BlackRock Liquidity Funds TempFund Portfolio 0.15% (c)(f)	$262,182
752,000	Fidelity Institutional Government Portfolio 0.01% (c)(f)	752,000
752,000	Goldman Sachs Financial Square Money Market Fund 0.19% (c)(h)	752,000
752,000	The Liquid Asset Portfolio 0.16% (c)(h)	752,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,518,182)	2,518,182
	TOTAL INVESTMENTS (Cost $13,318,619) — 98.77%	$13,297,516

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2012.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Subsequent to June 30, 2012, default or other conditions exist and security is not presently accruing income.

The Global Industry Classifications Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2012
(Unaudited)

Shares		Value
COMMON STOCKS
3,100	Comcast Corporation Special Class A	$99,107
13,784	Duke Energy Corporation	317,859
1,859	Eastman Chemical Company	93,638
4,959	Eaton Corporation	196,525
2,148	Hertz Global Holdings, Inc.	27,494
1,200	Patriot Coal Corporation	1,464
396	SXC Health Solutions Corporation (a)	39,287
1,950	TELUS Corporation (a)	117,104
83	Yamana Gold, Inc.	1,281
5,797	Youku, Inc. — ADR	125,679
		1,019,438
EXCHANGE-TRADED FUNDS
100	SPDR S&P 500 ETF Trust	13,627
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,027,099)	$1,033,065

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
(a)  Foreign security.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
CALL OPTIONS WRITTEN
	Abbott Laboratories
10	Expiration: August 2012, Exercise Price: $60.00	$4,500
	Aetna, Inc.
16	Expiration: July 2012, Exercise Price: $40.00	848
	American International Group, Inc.
70	Expiration: August 2012, Exercise Price: $29.00	26,390
5	Expiration: August 2012, Exercise Price: $30.00	1,500
	Amylin Pharmaceuticals, Inc.
50	Expiration: October 2012, Exercise Price: $26.00	19,625
	ASX Ltd.
10	Expiration: August 2012, Exercise Price: AUD 29.50	1,046
	AT&T, Inc.
15	Expiration: August 2012, Exercise Price: $32.00	5,490
7	Expiration: September 2012, Exercise Price: $33.00	1,876
27	Expiration: September 2012, Exercise Price: $34.00	4,873
	BP PLC – ADR
25	Expiration: October 2012, Exercise Price: $40.00	6,125
25	Expiration: October 2012, Exercise Price: $41.00	4,825
	British Sky Broadcasting Group PLC
60	Expiration: August 2012, Exercise Price: GBP 7.00	2,138
	CenturyLink, Inc.
7	Expiration: July 2012, Exercise Price: $38.00	1,050
45	Expiration: July 2012, Exercise Price: $39.00	2,925
1	Expiration: October 2012, Exercise Price: $36.00	370
	ConocoPhillips
12	Expiration: August 2012, Exercise Price: $52.50	4,620
	Constellation Brands, Inc.
44	Expiration: August 2012, Exercise Price: $20.00	31,064
	Corrections Corporation of America
19	Expiration: September 2012, Exercise Price: $25.00	9,880
	Dollar Thrifty Automotive Group, Inc.
1	Expiration: July 2012, Exercise Price: $85.00	150
11	Expiration: October 2012, Exercise Price: $75.00	9,900
	Eaton Corporation
5	Expiration: July 2012, Exercise Price: $35.00	2,315
8	Expiration: August 2012, Exercise Price: $38.00	1,960
	Eli Lilly & Company
7	Expiration: August 2012, Exercise Price: $39.00	2,853

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
	EXCO Resources, Inc.
3	Expiration: August 2012, Exercise Price: $7.00	$277
	Exelon Corporation
8	Expiration: August 2012, Exercise Price: $38.00	380
6	Expiration: October 2012, Exercise Price: $39.00	240
	The Gap, Inc.
6	Expiration: September 2012, Exercise Price: $24.00	2,340
31	Expiration: September 2012, Exercise Price: $25.00	9,610
	Hartford Financial Services Group, Inc.
47	Expiration: September 2012, Exercise Price: $17.00	7,191
	Hillshire Brands Company
3	Expiration: October 2012, Exercise Price: $20.00 (a)	261
109	Expiration: October 2012, Exercise Price: $21.00 (a)	5,559
	Huntsman Corporation
46	Expiration: August 2012, Exercise Price: $13.00	4,140
5	Expiration: August 2012, Exercise Price: $15.00	125
	Illumina, Inc.
5	Expiration: July 2012, Exercise Price: $39.00	988
5	Expiration: July 2012, Exercise Price: $40.00	687
11	Expiration: August 2012, Exercise Price: $39.00	3,300
9	Expiration: August 2012, Exercise Price: $40.00	2,070
	Johnson & Johnson
4	Expiration: August 2012, Exercise Price: $67.50	440
	KeyCorp
8	Expiration: September 2012, Exercise Price: $6.00	1,392
141	Expiration: September 2012, Exercise Price: $7.00	13,113
	Kraft Foods, Inc.
15	Expiration: September 2012, Exercise Price: $37.00	3,188
20	Expiration: September 2012, Exercise Price: $38.00	2,760
	Lam Research Corporation
56	Expiration: September 2012, Exercise Price: $35.00	22,960
	Liberty Interactive Corp.
81	Expiration: July 2012, Exercise Price: $17.00	6,683
	Mead Johnson Nutrition Co.
7	Expiration: August 2012, Exercise Price: $75.00	5,110
	Molson Coors Brewing Company
18	Expiration: July 2012, Exercise Price: $40.00	3,258
	Molycorp, Inc.
15	Expiration: September 2012, Exercise Price: $40.00	105

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
	News Corporation Class A
13	Expiration: October 2012, Exercise Price: $20.00	$3,510
26	Expiration: October 2012, Exercise Price: $21.00	5,265
	NYSE Euronext
37	Expiration: September 2012, Exercise Price: $23.00	10,915
	Pep Boys – Manny, Moe & Jack
307	Expiration: July 2012, Exercise Price: $15.00	767
	Pfizer, Inc.
66	Expiration: July 2012, Exercise Price: $22.00	6,798
	SPDR S&P 500 ETF Trust
3	Expiration: August 2012, Exercise Price: $141.00	318
	Sunoco, Inc.
12	Expiration: August 2012, Exercise Price: $45.00	3,276
7	Expiration: August 2012, Exercise Price: $46.00	1,278
25	Expiration: August 2012, Exercise Price: $47.00	3,100
21	Expiration: August 2012, Exercise Price: $48.00	1,638
	SXC Health Solutions Corporation
8	Expiration: July 2012, Exercise Price: $72.50	21,640
2	Expiration: July 2012, Exercise Price: $80.00	3,880
5	Expiration: July 2012, Exercise Price: $85.00	7,200
7	Expiration: July 2012, Exercise Price: $87.50	8,610
	Tyco International Ltd.
25	Expiration: July 2012, Exercise Price: $52.50	2,900
	Verizon Communications, Inc.
17	Expiration: August 2012, Exercise Price: $40.00	7,548
	Warner Chilcott PLC – ADR
22	Expiration: July 2012, Exercise Price: $20.00	825
21	Expiration: October 2012, Exercise Price: $18.00	5,250
21	Expiration: October 2012, Exercise Price: $19.00	4,567
	Williams Companies, Inc.
10	Expiration: August 2012, Exercise Price: $29.00	1,065
	Xstrata PLC
20	Expiration: August 2012, Exercise Price: GBP 7.20	3,320
60	Expiration: August 2012, Exercise Price: GBP 10.50	141
20	Expiration: September 2012, Exercise Price: GBP 8.40	1,597

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN (continued)
June 30, 2012
(Unaudited)

Contracts (100 shares per contract)		Value
	Yahoo! Inc.
43	Expiration: July 2012, Exercise Price: $14.00	$7,869
13	Expiration: July 2012, Exercise Price: $15.00	1,196
44	Expiration: October 2012, Exercise Price: $14.00	9,746
61	Expiration: October 2012, Exercise Price: $15.00	9,089
	Youku, Inc. – ADR
14	Expiration: September 2012, Exercise Price: $40.00	35
		375,843
PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
9	Expiration: August 2012, Exercise Price: $126.00	734
	TOTAL OPTIONS WRITTEN
	(Premiums received $344,457)	$376,577

ADR – American Depository Receipt
AUD – Australian Dollar
ETF – Exchange-Traded Fund
GBP – British Pound
PLC – Public Limited Company
(a)  Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
June 30, 2012
(Unaudited)

			U.S. $ Value at			U.S. $ Value at	Unrealized
Settlement	Currency to		June 30,	Currency to		June 30,	Appreciation
Date	be Delivered		2012	be Received		2012	(Depreciation)
7/18/12	45,191	Australian Dollars	$46,168	46,312	U.S. Dollars	$46,312	$144
10/17/12	81,380	Australian Dollars	82,459	80,538	U.S. Dollars	80,538	(1,921)
7/26/12	60,700	British Pounds	95,059	94,976	U.S. Dollars	94,976	(83)
8/15/12	10,560	British Pounds	16,537	16,558	U.S. Dollars	16,558	21
9/12/12	362,406	British Pounds	567,470	575,715	U.S. Dollars	575,715	8,245
10/10/12	279,700	British Pounds	437,928	435,207	U.S. Dollars	435,207	(2,721)
8/22/12	165,774	Canadian Dollars	162,623	165,231	U.S. Dollars	165,231	2,608
8/28/12	6,300	Canadian Dollars	6,179	6,141	U.S. Dollars	6,141	(38)
8/29/12	554,246	Canadian Dollars	543,620	560,578	U.S. Dollars	560,578	16,958
9/20/12	112,236	Canadian Dollars	110,033	112,065	U.S. Dollars	112,065	2,032
10/3/12	38,855	Canadian Dollars	38,082	37,518	U.S. Dollars	37,518	(564)
12/18/12	3,828	Canadian Dollars	3,746	3,729	U.S. Dollars	3,729	(17)
12/19/12	70,000	Canadian Dollars	68,495	69,697	U.S. Dollars	69,697	1,202
9/10/12	318,880	Euros	403,834	421,008	U.S. Dollars	421,008	17,174
9/12/12	5,188	Euros	6,570	6,805	U.S. Dollars	6,805	235
9/12/12	6,476	U.S. Dollars	6,476	5,188	Euros	6,570	94
10/25/12	114,617	Euros	145,233	144,850	U.S. Dollars	144,850	(383)
7/3/12	1,150,200	Hong Kong Dollars	148,262	148,239	U.S. Dollars	148,239	(23)
12/19/12	287,500	Mexican Pesos	21,208	20,595	U.S. Dollars	20,595	(613)
12/19/12	21,180	Mexican Pesos	21,180	287,500	U.S. Dollars	21,217	37
			$2,931,162			$2,973,549	$42,387

*  JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
June 30, 2012
(Unaudited)

				Unrealized
Termination				Appreciation
Date	Security	Shares	Notional	(Depreciation)*	Counterparty
LONG SWAP CONTRACTS
9/30/12	ASX Ltd.	2,141	$63,048	$(182)	JPMorgan Chase & Co. Inc.
12/31/12	British Sky Broadcasting Group PLC	8,700	91,784	1,844	Merrill Lynch & Co. Inc.
12/31/12	Charter Hall Office REIT	5,700	—	—	JPMorgan Chase & Co. Inc.
9/30/12	Cove Energy PLC	4,400	18,226	881	JPMorgan Chase & Co. Inc.
1/15/13	Grupo Modelo, S.A. de C.V.	3,500	52,397	1,833	JPMorgan Chase & Co. Inc.
12/31/12	Hillgrove Resources Ltd.	113,277	13,088	(13,298)	JPMorgan Chase & Co. Inc.
7/11/12	International Power PLC	86,700	561,581	(4,373)	JPMorgan Chase & Co. Inc.
9/30/12	Molycorp, Inc.	1,500	30,630	(1,371)	Merrill Lynch & Co. Inc.
8/2/12	Rhoen-Klinikum AG (a)	5,079	104,310	(32,585)	JPMorgan Chase & Co. Inc.
12/31/12	TELUS Corporation (non-voting)	800	45,851	1,925	The Goldman Sachs Group, Inc.
12/31/12	TELUS Corporation (non-voting)	4,229	242,382	5,463	Merrill Lynch & Co. Inc.
12/31/12	TNT Express NV	30,200	346,014	(12,579)	JPMorgan Chase & Co. Inc.
12/31/12	TNT Express NV	3,500	40,101	(2,234)	Merrill Lynch & Co. Inc.
11/30/12	Xstrata PLC	100	1,231	(159)	The Goldman Sachs Group, Inc.
11/30/12	Xstrata PLC	29,800	366,859	(160,520)	JPMorgan Chase & Co. Inc.

SHORT SWAP CONTRACTS
7/15/12	Eastman Chemical Company	(422)	(20,311)	(76)	Merrill Lynch & Co. Inc.
11/30/12	Glencore International PLC	(280)	(1,275)	214	The Goldman Sachs Group, Inc.
11/30/12	Glencore International PLC	(5,040)	(22,953)	8,116	JPMorgan Chase & Co. Inc.
12/31/12	TELUS Corporation	(800)	(46,998)	(1,955)	The Goldman Sachs Group, Inc.
12/31/12	TELUS Corporation	(4,229)	(248,442)	(10,284)	Merrill Lynch & Co. Inc.
				$(219,340)

PLC – Public Limited Company
*	Based on the net unrealized value at each broker, unrealized appreciation is a receivable and unrealized depreciation is a payable on the Statement of Assets and Liabilities.
(a)	Security valued in good faith.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012
(Unaudited)

ASSETS:
Investments, at value (Cost $13,318,619)		$13,297,516
Cash held in foreign currency (Cost $257,332)		258,511
Deposits at brokers		886,352
Receivable from brokers		1,027,099
Receivable for investments sold		102,864
Receivable for forward currency exchange contracts		48,750
Receivable for swap contracts		25
Dividends and interest receivable		68,449
Swap dividends receivable		15,655
Prepaid expenses and other receivables		743
Total Assets		15,705,964
LIABILITIES:
Securities sold short, at value (proceeds of $1,027,099)	$1,033,065
Written option contracts, at value (premiums received $344,457)	376,577
Payable for forward currency exchange contracts	6,363
Payable for swap contracts	219,365
Payable for investments purchased	532,159
Payable for fund shares redeemed	498
Payable to the investment adviser	8,546
Dividends payable	5,587
Accrued expenses and other liabilities	60,412
Total Liabilities		2,242,572
NET ASSETS		$13,463,392
NET ASSETS CONSISTS OF:
Accumulated undistributed net investment income		$22,149
Accumulated net realized gain on investments, securities sold short, written option contracts expired or closed, swap contracts, foreign
currency translation and forward currency exchange contracts		60,984
Net unrealized appreciation / (depreciation) on:
Investments	$(21,103)
Securities sold short	(5,966)
Written option contracts	(32,120)
Swap contracts	(219,340)
Foreign currency translation	675
Forward currency exchange contracts	42,387
Net unrealized depreciation		(235,467)
Paid-in capital		13,615,726
Total Net Assets		$13,463,392
NET ASSET VALUE and offering price per share,
($13,463,392 / 1,287,040 shares of beneficial interest outstanding)*		$10.46

*  The redemption price per share may vary based on the length of time a shareholder holds Fund shares.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2012
(Unaudited)

INVESTMENT INCOME:
Interest		$16,675
Dividend income on long positions (net of foreign withholding taxes of $673)		90,809
Total investment income		107,484
EXPENSES:
Investment advisory fees	$89,001
Professional fees	34,674
Transfer agent and shareholder servicing agent fees	19,188
Fund accounting expense	15,326
Administration fees	12,912
Reports to shareholders	4,457
Trustees’ fees and expenses	3,007
Custody fees	2,000
Federal and state registration fees	439
Miscellaneous expenses	231
Borrowing expense on securities sold short	32,217
Dividends on securities sold short	23,190
Total expenses before expense waiver by adviser		236,642
Less: Expense reimbursed by Adviser (Note 3)		(81,555)
Net expenses		155,087
NET INVESTMENT LOSS		(47,603)
REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS:
Realized gain / (loss) on:
Investments	(189,363)
Securities sold short	(21,874)
Written option contracts expired or closed	214,273
Swap contracts	(65,275)
Foreign currency translation	(19)
Forward currency exchange contracts	5,090
Net realized loss		(57,168)
Change in unrealized appreciation / (depreciation) on:
Investments	189,996
Securities sold short	48,803
Written option contracts	(16,739)
Swap contracts	(149,433)
Foreign currency translation	543
Forward currency exchange contracts	42,232
Net unrealized appreciation		115,402
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS		58,234
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$10,631

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	June 30, 2012	December 31, 2011
	(Unaudited)
Net investment loss	$(47,603)	$(175,194)
Net realized gain / (loss) on investments, securities sold short, written option contracts expired or closed, swap contracts,
foreign currency translation and forward currency
exchange contracts	(57,168)	661,587
Change in unrealized appreciation / (depreciation) on
investments, securities sold short, written option contracts, swap contracts, foreign currency translation and
forward currency exchange contracts	115,402	(339,001)
Net increase in net assets resulting from operations	10,631	147,392
Distributions to shareholders from: (Note 5)
Net investment income	—	—
Net realized gains	—	(883,300)
Total dividends and distributions	—	(883,300)
Net increase / (decrease) in net assets from
capital share transactions (Note 4)	(873,612)	244,953
Net decrease in net assets	(862,981)	(490,955)

NET ASSETS:
Beginning of period	14,326,373	14,817,328
End of period (including accumulated undistributed net
investment income of $22,149 and $69,752, respectively)	$13,463,392	$14,326,373

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout each period.

	Six Months
	Ended		Year Ended December 31,
	June 30, 2012		2011		2010(1)	2009(1)		2008(1)		2007(1)
	(Unaudited)
Net asset value, beginning of period	$10.44		$11.03		$10.70	$9.88		$9.96		$11.56
Income from investment operations:
Net investment income / (loss)	(0.03	)(2)	(0.13	)(2)	0.02 (3)	(0.35	)(3)	(0.13	)(4)	0.03 (3)
Net realized and unrealized
gain on investments	0.05		0.23		0.54	1.53		0.50		0.20
Total from investment operations	0.02		0.10		0.56	1.18		0.37		0.23
Less distributions:
Distributions from net investment income	—		—		—	(0.35)		—		—
Distributions from net realized gains	—		(0.69)		(0.23)	(0.01)		(0.45)		(1.83)
Total dividends and distributions	—		(0.69)		(0.23)	(0.36)		(0.45)		(1.83)
Net Asset Value, end of period	$10.46		$10.44		$11.03	$10.70		$9.88		$9.96
Total Return	0.19	%(7)	0.87%		5.30%	11.80%		3.79	%(5)	2.11%
Supplemental data and ratios:
Net assets, end of period (000’s)	$13,463		$14,326		$14,817	$9,710		$4,898		$4,484
Ratio of operating expenses to average
net assets including interest expense,
borrowing expense on securities sold short
and dividends on securities sold short:
Before expense waiver	3.33	%(6)	3.44%		5.26%	7.82%		7.85%		8.53%
After expense waiver	2.18	%(6)	2.19%		3.16%	4.28%		2.98%		4.27%
Ratio of operating expenses to average
net assets excluding interest expense,
borrowing expense on securities sold short
and dividends on securities sold short:
Before expense waiver	2.55	%(6)	2.65%		3.50%	4.94%		6.27%		5.66%
After expense waiver	1.40	%(6)	1.40%		1.40%	1.40%		1.40%		1.40%
Ratio of net investment loss
to average net assets:
Before expense waiver	(1.82	)%(6)	(2.44)%		(4.29)%	(5.69)%		(6.28)%		(5.52)%
After expense waiver	(0.67	)%(6)	(1.19)%		(2.19)%	(2.15)%		(1.41)%		(1.26)%
Portfolio turnover rate(8)	112.42	%(7)	272.58%		187.18%	373.07%		743.72%		418.22%

(1)	Performance data included herein for periods prior to 2011 reflect that of Westchester Capital Management, Inc. the Fund’s prior investment adviser. See Note 1 for additional information.
(2)	Net investment income / (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Net investment income / (loss) per share is calculated using ending balance after consideration of adjustments for permanent book and tax differences.
(4)	Net investment income / (loss) per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(5)	The return would have been 3.06% without the expense credit from the service provider.
(6)	Annualized.
(7)	Not annualized.
(8)	The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2012 (Unaudited)

Note 1 — ORGANIZATION

The Merger Fund VL (the “Fund”) is a no-load, open-end, non-diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on May 26, 2004. In a transaction that closed on December 31, 2010, Westchester Capital Management, Inc. transferred substantially all of its business and assets to Westchester Capital Management, LLC, which became the Fund’s investment adviser.  Therefore, the performance information included herein for periods prior to 2011 reflect the performance of Westchester Capital Management, Inc.  Mr. Roy Behren and Mr. Michael Shannon, the Fund’s current portfolio managers, assumed portfolio management duties of the Fund in 2006. The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, liquidations and other types of corporate reorganizations. Shares of the Fund are not offered directly to the public. The Fund’s shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts. At June 30, 2012, 99.7% of the shares outstanding of the Fund were owned by three insurance companies. Activities of these shareholders may have a significant effect on the operations of the Fund.

Note 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”). In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

A.Investment Valuation

Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered investment companies that are money market funds are valued at net asset value. Other listed securities are valued at the last sale price on the exchange on which such securities are primarily traded or, in the case of options, at the last sale price. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange are valued at the last sale price as of the close of the New York Stock Exchange. Non-Exchange listed securities that do not trade on a particular day are valued at the average of the closing bid and asked prices. These securities, which include corporate bonds, are classified as Level 2 investments. When pricing options, if no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices will be used. Options purchased in an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Securities for which there are no such valuations are valued at fair value as determined in

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

good faith by Westchester Capital Management, LLC (the “Adviser”) under the supervision of the Board of Trustees. The Adviser may, in accordance with the policies adopted by the Board of Trustees, value securities, including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing bid and asked prices, when such prices are believed unrepresentative of market value as determined in good faith by the Adviser. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its net asset value (“NAV”) may differ from quoted or published prices for the same securities. In addition, due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized if the securities were sold. These securities are generally classified as Level 2 or 3 depending on the priority of significant inputs. At June 30, 2012, securities fair valued in good faith represent 0.32% of net assets using the absolute value of long investments, written option contracts and swap contracts. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical securities.

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of June 30, 2012. These assets and liabilities are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$9,910,916	$—	$—	$9,910,916
Warrants	262	—	—	262
Convertible Bonds	—	12,100	—	12,100
Corporate Bonds	—	765,622	—	765,622
Purchased Put Options	85,071	627	—	85,698
Escrow Notes	—	—	4,736	4,736
Short-Term Investments	2,518,182	—	—	2,518,182
Swap Contracts**	—	25	—	25
Forward Currency Exchange Contracts**	—	48,750	—	48,750
Liabilities
Common Stocks Sold Short	$1,019,438	$—	$—	$1,019,438
Exchange-Traded Funds Sold Short	13,627	—	—	13,627
Written Option Contracts	362,515	14,062	—	376,577
Swap Contracts**	—	219,365	—	219,365
Forward Currency Exchange Contracts**	—	6,363	—	6,363

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation/depreciation on the instrument.

There were no transfers into or out of Level 1 or 2 Securities during the period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	4,736
Transfers in and/or out of Level 3	—
Balance as of June 30, 2012	$4,736

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Significant unobservable valuation inputs developed by the Board of Directors for material Level 3 investments as of June 30, 2012, are as follows:

Description	Fair Value at June 30, 2012	Valuation Technique	Unobservable Input	Range
Escrow Notes	$1,190	Projected Final	Discount of Projected
		Distribution(1)	Distribution	$0.70 – 0.73
Escrow Notes	$3,546	Consensus Pricing(2)	Broker Quoted Inputs	0.84 – 0.91

(1)  This Level 3 security was received through a corporate action and is being priced at an estimate of the expected final distribution.
(2)  This Level 3 security was received through a bond settlement and is currently being priced at the mean of a bid/ask spread provided by a broker’s analysis of the market.

B.Securities Sold Short

The Fund may sell securities or currencies short for economic hedging purposes. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned which is recorded as an expense by the Fund. The Fund generally segregates liquid assets in an amount equal to the market value at securities sold short. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.Transactions with Brokers for Securities Sold Short

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with two securities dealers. The Fund does not require the brokers to maintain collateral in support of the receivable from the brokers for proceeds on securities sold short. The Fund maintains cash deposits at brokers beyond the receivable for short sales. These cash deposits are presented as deposits at brokers on the Statement of Assets and Liabilities.

D.Federal Income Taxes

No provision for federal income taxes has been made since the Fund has complied to date with the provisions Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and there is no tax liability resulting from unrecognized tax benefits relating to income tax positions taken or expected to be taken on a tax return. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. As of June 30, 2012, open Federal and New York tax years include the tax years ended December 31, 2008 through 2011. The Fund has no tax examination in progress.

E.Written Option Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write (sell) call options including to hedge portfolio investments. Uncovered put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market daily to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Written option contracts are valued at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation.  If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the written option contract is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security. Written option contracts sold on an exchange typically involve less credit risk than over-the-counter options. Refer to Note 2 R. for further derivative disclosures.

F.Purchased Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued daily at the higher of the intrinsic value of the option or the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities. With purchased options sold on an exchange typically involve less credit risk than over-the-counter options. Refer to Note 2 R. for further derivative disclosures.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G.Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use forward currency exchange contracts to hedge against changes in the value of foreign currencies. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver or receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires.  Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.  The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly.  The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.Equity Swap Contracts

The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract at a rate equal to LIBOR less 25 to 100 basis points.

The Fund may also enter into equity swap contracts whose value may be determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. Refer to Note 2 R. for further derivative disclosures.

I.Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually.  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are due primarily to wash sale-loss deferrals, constructive sales, straddle-loss deferrals, adjustments on swap contracts, and unrealized gains or losses on Section 1256 contracts, which were realized, for tax purposes, at December 31, 2011.

J.Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K.Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L.Cash Equivalents

The Fund considers highly liquid temporary cash investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

M.Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not historically incurred material expenses in respect of those provisions.

N.Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

O.Other

Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method.  Expenses include $32,217 of borrowing expense on securities sold short. The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

P.Counterparty Risk

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Collateral deposits are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Q.The Right to Offset

Financial assets and liabilities as well as cash collateral received by the counterparties and posted are offset by the counterparty, and the net amount is reported in the Statement of Assets and Liabilities  when the Fund believes there exists a legally enforceable right to set off the recognized amounts.

R.Derivatives

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2012: long option contracts (2,969 contracts) were purchased and $293,224 premiums were paid, written option contracts (6,126 contracts) were opened and $984,510 premiums were received, equity swap contracts were opened for a notional value of $3,589,887 and closed for a notional value of $3,707,523 and an average of 17 forward currency exchange contract positions were open during the period.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Assets and Liabilities

Fair values of derivative instruments as of June 30, 2012:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
Derivatives	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Equity Contracts:
Purchased Options	Investments	$85,698	N/A	$—
			Written Option
Written Option Contracts	N/A	—	Contracts	376,577

Swap Contracts	Receivables	25	Payables	219,365
Foreign exchange contracts:
Forward Currency
Exchange Contracts	Receivables	48,750	Payables	6,363
Total		$134,473		$602,305

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six month period ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives

			Forward
		Written	Currency
	Purchased	Option	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$(184,930)	$214,273	$—	$(65,275)	$(35,932)
Foreign exchange contracts	—	—	5,090	—	5,090
Total	$(184,930)	$214,273	$5,090	$(65,275)	$(30,842)

Change in Unrealized Appreciation (Depreciation) on Derivatives

			Forward
		Written	Currency
	Purchased	Option	Exchange	Swap
Derivatives	Options	Contracts	Contracts	Contracts	Total
Equity contracts	$26,952	$(16,739)	$—	$(149,433)	$(139,220)
Foreign exchange contracts	—	—	42,232	—	42,232
Total	$26,952	$16,739	$42,232	$(149,433)	$(96,988)

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)
Note 3 — AGREEMENTS

The Fund’s investment adviser is Westchester Capital Management, LLC (the “Adviser”) pursuant to an investment advisory agreement with the Adviser dated as of January 1, 2011 (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund’s average daily net assets. Certain officers of the Fund are also officers of  the Adviser. The Advisory Agreement was approved for an initial term of two years and thereafter will remain in effect from year to year provided that such continuance is specifically approved at least annually by the vote of a majority of the Fund’s Trustees who are not interested persons of the Adviser or the Fund or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser has agreed to reduce its fees and reimburse the Fund to the extent total annualized expenses, excluding interest expense, borrowing expense on securities sold short and dividends on securities sold short, exceeded 1.40% of average daily net assets. The agreement expires on June 30, 2013.  The agreement permits the Adviser to recover the expenses paid in excess of the cap on expenses for the three previous years, as long as the recovery does not cause the Fund’s operating expenses, excluding interest expense, borrowing expense on securities sold short and dividends on securities sold short, to exceed the cap on expenses. For the six months ended June 30, 2012, the Adviser reimbursed $81,555 to the Fund.

Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
12/31/12	$220,029
12/31/13	$232,770
12/31/14	$185,038
12/31/15	$81,555

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator, dividend paying agent and shareholder servicing agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

Note 4 — SHARES OF BENEFICIAL INTEREST

The Board of Trustees has the authority to issue an unlimited amount of shares of beneficial interest without par value.

Changes in shares of beneficial interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2012		December 31, 2011
	Shares	Amount	Shares	Amount
Issued	151,009	$1,584,284	376,532	$4,195,202
Issued as reinvestment of dividends	—	—	84,607	883,300
Redeemed	(235,595)	(2,457,896)	(432,709)	(4,833,549)
Net increase (decrease)	(84,586)	$(873,612)	28,430	$244,953

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 5 — INVESTMENT TRANSACTIONS

Purchases and sales of securities for the six months ended June 30, 2012 (excluding short-term investments, options and short positions) aggregated $13,222,509 and $12,025,051, respectively. There were no purchases or sales of U.S. Government securities.

At December 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of Investments*	$14,853,085
Gross unrealized appreciation	298,829
Gross unrealized depreciation	(529,905)
Net unrealized depreciation	$(231,076)
Undistributed ordinary income	$218,173
Undistributed long-term capital gain	—
Total distributable earnings	$218,173
Other accumulated losses	$(150,062)
Total accumulated losses	$(162,965)

*  Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and constructive sales.

The tax components of dividends paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 were as follows:

	2012	2011
Ordinary Income	$—	$883,300
Long-Term Capital Gains	—	—
Total Distributions Paid	$—	$883,300

The Fund did not have capital loss carryforwards as of December 31, 2011.

For the fiscal year ended December 31, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the fiscal year ended December 31, 2011 was 9.24% (unaudited) for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends-received deduction for the fiscal year ended December 31, 2011 was 6.40% (unaudited) for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended December 31, 2011 was 100.00% (unaudited) for the Fund.

The Merger Fund VL
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2012 (Unaudited)

Note 6 — WRITTEN OPTION CONTRACTS

The premium amount and the number of written option contracts during the six months ended June 30, 2012 were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at December 31, 2011	1,129	$249,837
Options written	6,126	984,510
Options closed	(2,890)	(573,960)
Options exercised	(1,208)	(230,367)
Options expired	(1,079)	(85,563)
Options outstanding at June 30, 2012	2,078	$344,457

Note 7 — RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statements of Assets & Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

Management is currently evaluating the impact that ASU No. 2011-11 will have on the Fund’s financial statements and disclosures.

The Merger Fund VL
AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Fund generally votes proxies relating to portfolio securities may be obtained without charge by calling the Fund’s Transfer Agent at 1-800-343-8959 or by visiting the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the SEC’s website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Adviser
Westchester Capital Management, LLC
100 Summit Lake Drive
Valhalla, NY  10595
(914) 741-5600

Administrator, Transfer Agent, Dividend Paying Agent and Shareholder Servicing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, WI  53201-0701
(800) 343-8959

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212
(800) 343-8959

Trustees
Michael T. Shannon
Michael J. Downey
James P. Logan, III
Barry Hamerling

Executive Officers
Roy Behren, Co-President and Treasurer
Michael T. Shannon, Co-President
Bruce Rubin, Vice President and
  Chief Compliance Officer
Jane Perl, Secretary

Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY  10036

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue
Milwaukee, WI  53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)*                                /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date   8/29/2012

By (Signature and Title)*                               /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date   8/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                               /s/ Michael T. Shannon
Michael T. Shannon, Co-President

Date   8/29/2012

By (Signature and Title)*                               /s/ Roy Behren
Roy Behren, Co-President and Treasurer

Date   8/29/2012

* Print the name and title of each signing officer under his or her signature.